Investment in Affiliate Company (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Balance sheet data:
Current assets	$ 3,065	$ 1,329
Long-term assets	292	70
Current liabilities	(504)	(168)
Equity	$ (2,853)	$ 1,231